Statements of Consolidated Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Preferred Stock	Unearned ESOP Compen-sation	Other Capital	Retained Earnings	Treasury Stock	Cumulative Other Comprehensive Loss
Beginning Balance at Dec. 31, 2012	$ 1,791,804	$ 111,623	$ 101,086	$ (101,086)	$ 1,673,788	$ 1,226,467	$ (849,685)	$ (370,389)
Shareholders' Equity [Roll Forward]
Net income	752,561					752,561
Other comprehensive (loss) income	49,345							49,345
Treasury stock purchased	$ (769,271)						(769,271)
Redemption of preferred stock			(60,680)	60,680
Stock options exercised	$ 49,543	1,128			68,633		(20,218)
Income tax effect of stock compensation	47,527				47,527
Restricted stock and stock option grants (net activity)	58,004	151			57,853
Cash dividends -- $2.68, $2.20 and $2.00 per common share in December 31, 2015, 2014 and 2013, respectively	(204,978)					(204,978)
Ending Balance at Dec. 31, 2013	1,774,535	112,902	40,406	(40,406)	1,847,801	1,774,050	(1,639,174)	(321,044)
Shareholders' Equity [Roll Forward]
Net income	865,887					865,887
Other comprehensive (loss) income	(150,914)							(150,914)
Treasury stock purchased	$ (1,488,663)						(1,488,663)
Redemption of preferred stock			(40,406)	40,406
Stock options exercised	$ 77,496	1,423			98,646		(22,573)
Income tax effect of stock compensation	68,657				68,657
Restricted stock and stock option grants (net activity)	64,735	200			64,535
Cash dividends -- $2.68, $2.20 and $2.00 per common share in December 31, 2015, 2014 and 2013, respectively	(215,263)					(215,263)
Ending Balance at Dec. 31, 2014	996,470	114,525	0	0	2,079,639	2,424,674	(3,150,410)	(471,958)
Shareholders' Equity [Roll Forward]
Net income	1,053,849					1,053,849
Other comprehensive (loss) income	(115,137)							(115,137)
Treasury stock purchased	(1,035,291)						(1,035,291)
Stock options exercised	55,633	1,134			88,856		(34,357)
Income tax effect of stock compensation	89,691				89,691
Restricted stock and stock option grants (net activity)	72,342	102			72,240
Cash dividends -- $2.68, $2.20 and $2.00 per common share in December 31, 2015, 2014 and 2013, respectively	(249,647)					(249,647)
Ending Balance at Dec. 31, 2015	$ 867,910	$ 115,761	$ 0	$ 0	$ 2,330,426	$ 3,228,876	$ (4,220,058)	$ (587,095)